Consolidated Statements of (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 902,932	$ 927,407	$ 930,854
Operating expenses	(185,827)	(187,687)	(174,923)
Net revenue	717,105	739,720	755,931
Depreciation	(224,851)	(221,058)	(224,773)
Amortization	(24,305)	(26,330)	(27,690)
Other operating gains (losses), net	743	5,902	(2,565)
Operating income	468,692	498,234	500,903
Interest expense	(237,786)	(200,144)	(198,815)
Loss on refinancing			(31,850)
Interest and other income	16,498	3,004	6,078
(Loss) gain on changes in fair value of financial instruments	(18,205)	60,306	7,877
(Loss) gain on foreign exchange	(259,079)	223,898	92,613
(Loss) income before tax	(29,880)	585,298	376,806
Tax expense	(61,056)	(80,245)	(83,906)
Net (loss) income	$ (90,936)	$ 505,053	$ 292,900